Goodwill and Other Intangible Assets, Net - Estimated aggregate amortization expense (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	¥ 84,895
2024	77,951
2025	70,754
2026	69,709
2027	63,395
Thereafter	36,601
Net carrying amount, Intangible assets subject to amortization	¥ 403,305	¥ 390,669